Other Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
Other Liabilities
26.	Other Liabilities:

As of December 31, 2024 and 2023, this item is composed as follows:

	2024	2023
	MCh$	MCh$

Accounts payable to third parties	420,260	336,944
Creditors for intermediation of financial instruments	193,171	252,038
Liability for income from usual activities from contracts with customers	39,783	43,877
Agreed dividends payable	13,467	12,075
VAT debit	4,077	9,286
Securities to be settled	3,633	10,347
Outstanding transactions	1,532	1,644
Other cash guarantees received	483	456
Other liabilities	34,992	30,304
Total	711,398	696,971